13F-HR
          06/30/2006

             0001082079
             kur@n3zy

          NONE
     1

            STEVE WALLACE
           (703) 243-8800

    stevew@sipemi.com

            13F-HR
       FORM 13F HOLDING REPORT

               UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
			         WASHINGTON, D.C. 20549
                    FORM 13F COVER PAGE
REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: 06/30/2006
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name: EMERGING MARKETS INVESTORS CORP
Address: 1001 19th Street, North, 17th Floor
          Arlington, VA 22209-1722

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Brian Walker
Title: General Counsel
Phone #: (703) 243-8800
Signature, Place, and Date of Signing:
Brian Walker                     Arlington, Virginia      08/15/2006

Report Type (Check only one.)
[X]      13F HOLDING REPORT
[ ]      13F NOTICE
[ ]      13F COMBINATION REPORT

List of other Managers Reporting for this manager:
 NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

FORM 13F Information Table Entry Total:                33
FORM 13F Information Table Value Total:                           201,492

List of other Included Managers:
 NONE

                                        FORM 13F INFORMATION TABLE
                              TITLE                FAIR MARKET      SHARES OR                                 VOTING AUTHORITY
                              OF                     VALUE          PRINCIPAL     SH/ INVESTMENT OTHER            (SHARES)
NAME OF ISSUER                CLASS   CUSIP        (x$1000)          AMOUNT       PRN DISCRETION MNGRS      SOLE   SHARED      NONE
------------------------------------------------------------------------------------------------------------------------------------
AMBEV (Companhia de Bebidas)  ADR     20441W203    14,697          356,300        SH    SOLE             356,300
America Movil                 ADR     02364W105    18,646          560,600        SH    SOLE             560,600
Banco Itau                    ADR     059602201     9,716          333,200        SH    SOLE             333,200
Banco Macro Bansud            ADR     05961W105       513           25,200        SH    SOLE              25,200
Banco Santander               ADR     05965X109     3,259           80,800        SH    SOLE              80,800
Banco de Chile                ADR     059520106       656           17,110        SH    SOLE              17,110
Bancolombia                   ADR     05968L102     1,183           49,100        SH    SOLE              49,100
Brasil Telecom Part Sa        ADR     105530109     2,446           75,100        SH    SOLE              75,100
Buenaventura                  ADR     204448104       949           34,780        SH    SOLE              34,780
Cementos Mexicanos            ADR     151290889    13,863          243,345        SH    SOLE             243,345
Copel (Cia. Par. de Energ.)   ADR     20441B407     7,085          761,800        SH    SOLE             761,800
Credicorp Ltd.                ADR     G2519Y108     1,309           43,700        SH    SOLE              43,700
Desarrolladora Homex          ADR     25030W100     1,375           41,900        SH    SOLE              41,900
Enersis                       ADR     29274F104     1,589          141,200        SH    SOLE             141,200
Femsa                         ADR     344419106     6,840           81,700        SH    SOLE              81,700
Gerdau S.A.                   ADR     373737105     6,567          440,452        SH    SOLE             440,452
Goldfields Limited            ADR     38059T106    16,312          712,300        SH    SOLE             712,300
Grupo Aeroportuario de Pacifi ADR     400506101       987           31,000        SH    SOLE              31,000
Grupo Televisa                ADR     40049J206     5,461          282,800        SH    SOLE             282,800
I.R.S.A.                      GDR     450047204     1,025           91,266        SH    SOLE              91,266
ICA                           ADS     292448206     1,094           32,266        SH    SOLE              32,266
POSCO (Pohang Iron and Steel) ADR     693483109     2,877           43,000        SH    SOLE              43,000
PT Telekomunikasi Indo(Telkom ADR     715684106     3,408          106,181        SH    SOLE             106,181
Pao De Acucar                 ADR     20440T201       884           28,400        SH    SOLE              28,400
Petrobras                     ADR     71654V101    47,610          596,320        SH    SOLE             596,320
Philippine Long Distance T.   ADR     718252604       563           16,300        SH    SOLE              16,300
Southern Peru Ltd.            ADR     84265V105       802            9,000        SH    SOLE               9,000
Telecom Argentina             ADR     879273209     1,518          130,900        SH    SOLE             130,900
Tenaris SA                    ADR     88031M109     2,073           51,190        SH    SOLE              51,190
Tim Participacoes S.A.        ADR     88706P106     2,810          102,000        SH    SOLE             102,000
Unibanco                      GDR     90458E107    14,772          222,500        SH    SOLE             222,500
Vale Do Rio Doce              ADR     204412100     6,378          309,900        SH    SOLE             309,900
Vivo Participacoes SA         ADR     92855S101     2,224          904,200        SH    SOLE             904,200